RESTRICTED CASH	12 Months Ended
Dec. 31, 2014
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash of $1,727 and $10 primarily related to the government grants and cash pledged for long-term bank loans of Vimicro Tianjin as of December 31, 2013 and 2014, respectively. Restricted cash of $22 primarily related to customer deposit to develop retail business as of December 31, 2014. The withdrawal of cash is restricted, unless it is used for payments related to the specific research and development projects or general operations purposes for which the grants or loans were provided.